UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2005

Check here if Amendment           [ X   ]; Amendment Number:1
This Amendment (Check only one.): [     ] is a restatement.

                               [ X   ] adds new holdings entries.



Institutional Investment Manager Filing this Report:

Name:	Capital Management Associates
Address:	140 Broadway
		44th Floor
		New York, NY  10005

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name 	Joseph A. Zock
Title:	President
Phone:	212-320-2000

Signature, Place, and Date of Signing:



Joseph A. Zock, New York, New York, November 15, 2005

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.
[  ]	13F NOTICE.
[  ]	13F COMBINATION REPORT.


List of Other Mangers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.



FORM 13F SUMMARY PAGE





Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total:



List of Other Included Mangers:

      No. 13F File Number	Name
Capital Management Associates FORM 13F 30-Jun-05
Voting Authority -------------------------- Value Shares/ Sh/ Put/ Invstmt Other Name of Issuer Title ofCUSIP (x$1000)Prn Amt Prn
Call Dscretn ManagersSole Shared None

ACTIVISION INC. COM 00493020 1227 60000SH Sole 60000
ADVANCED MICRO DEVICES COM 00790310 1358 53900SH Sole 53900 AFFILIATED COMPUTER SVCS-A COM 00819010 920 16850SH Sole 16850 AMPHENOL CORP. COM 03209510 1049 26000SH Sole 26000
APACHE CORP. COM 03741110 2847 37846SH Sole 37846
AQUA AMERICA INC COM 03836W10 2097 55158SH Sole 55158
WEYERHAUSER CO COM 96216610 1042 15150SH Sole 15150
CAMECO CORP. COM 13321l10 1172 21900SH Sole 21900
CNF INC COM 12612w10 1588 30250SH Sole 30250
COMMERCE BANCORP INC/NJ COM 2.01E+08 878 28600SH Sole 28600 CONAGRA INC COM 2.06E+08 933 37700SH Sole 37700
CONSTELLATION BRANDS INC-A COM 21036p10 1251 48100SH Sole 48100 COOPER CAMERON CORP COM 2.17E+08 407 5500SH Sole 55100
DENTSPLY INTERNATIONAL INC COM 2.49E+08 1180 21850SH Sole 21850 DIEBOLD INC. COM 2.54E+08 775 22487SH Sole 22487
EDISON INTERNATIONAL COM 2.81E+08 1059 22400SH Sole 22400
ENERGEN CORP COM 29265n10 1047 24200SH Sole 24200
FLOWERS FOODS INC COM 343498101 56880 2085055SH Sole 2085055
FTI CONSULTING INC COM 3.03E+08 1369 54200SH Sole 54200
GARMIN LTD COM g3726010 1357 20000SH Sole 20000
IVAX CORP COM 4.66E+08 1918 72775SH Sole 72775
L-3 COMMUNICATIONS HLDGS INC. COM 5.02E+08 1083 13700SH Sole 13700 LINCOLN NATIONAL CORP COM 5.34E+08 346 6650SH Sole 6650
NABORS INDUSTRIES LTD. COM G6359F10 912 12700SH Sole 12700
QUEST DIAGNOSTICS INC COM 74834L10 988 19550SH Sole 19550
REPUBLIC SERVICES INC COM 7.61E+08 745 21100SH Sole 21100
SCANA CORP COM 80589m10 1400 33150SH Sole 33150
STERICYCLE INC. COM 8.59E+08 1172 20500SH Sole 20500
TIDEWATER INC. COM 8.86E+08 1178 24200SH Sole 24200
WEBMD CORP COM 94769m10 2973 268280SH Sole 268280